Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 93	$ 93
Less – accumulated depreciation		(58)	(37)
Property and equipment, net	$ 32	35	56
Annual depreciation expenses		21	17
Computers and Electronics Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		45	45
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		19	19
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		10	10
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 19	$ 19